Goodwill and intangible assets - The outcome the impairment review for Personal Banking and Business Banking (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Outcome of goodwill and intangibles review and Other intangible assets
Goodwill	£ 3,893	£ 3,891
Intangibles	4,168	4,057
Total	8,061	7,948
Individual assets or cash-generating units
Outcome of goodwill and intangibles review and Other intangible assets
Tangible equity	9,599
Goodwill	3,576
Intangibles	2,517
Total	15,692
Value in use	21,829
Value in use exceeding carrying value	6,137	2,223
Personal Banking
Outcome of goodwill and intangibles review and Other intangible assets
Tangible equity	5,194
Goodwill	2,752
Intangibles	997
Total	8,943
Value in use	10,432
Value in use exceeding carrying value	1,489	123
Business Banking
Outcome of goodwill and intangibles review and Other intangible assets
Tangible equity	1,459
Goodwill	629
Intangibles	169
Total	2,257
Value in use	5,880
Value in use exceeding carrying value	3,623	740
Cards and Payments
Outcome of goodwill and intangibles review and Other intangible assets
Tangible equity	2,946
Goodwill	195
Intangibles	1,351	1,096
Total	4,492
Value in use	5,517
Value in use exceeding carrying value	£ 1,025	£ 1,360